INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,515
Software	65,001	106,071	15,379
Capitalized internal use software in progress	50,582	44,423	6,441
	126,032	160,943	23,335
Less: accumulated amortization	(70,348)	(85,390)	(12,381)
	55,684	75,553	10,954

Schedule of estimated amortization expense relating to existing intangible assets

	RMB	US$
2023	26,809	3,887
2024	25,272	3,664
2025	19,028	2,759
2026	4,269	619
2027	175	25
	75,553	10,954